Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders’ Equity

Note 8 – Stockholders’ Equity

The Company has authorized 100,000,000 shares of capital stock, which consists of 90,000,000 shares of Common Stock, $0.000001 par value per share, and 10,000,000 shares of preferred stock, $0.000001 par value per share.

Series B Preferred Stock

Pursuant to the Exchange Agreement (see Note 5), the Holder agreed to exchange the Prior Notes for 230,375 shares of Series B convertible preferred stock, par value $0.000001 per share (the “Series B Preferred Stock”), and a warrant (the “Exchange Warrant”). The Exchange Warrant grants the Holder the right to purchase 93,750 shares of Common Stock at an exercise price of $3.00, subject to adjustment as set forth therein. The Exchange Warrant is exercisable in full at any time within five years of the date of issuance. Additional warrants on substantially identical terms as the Exchange Warrant will be issued by the Company to the Holder monthly until such time as the Series B Preferred Stock is redeemed in full, upon which a final warrant will be issued.

Shares of the Series B Preferred Stock is convertible at any time at the option of the holder thereof into shares of Common Stock at an initial conversion price of $3.00 per share, subject to adjustment as set forth in the Certificate of Designation.

The Series B Preferred Stock is subject to mandatory redemption in full at a redemption price initially equal to $10.00 per share, within 15 business days after the date on which the Company has completed an equity financing resulting in total proceeds of at least $10 million. At any time after January 12, 2022, provided that the Company has paid in full all obligations outstanding under the Term Loan Agreement, the holders of a majority of the outstanding shares of Series B Preferred Stock shall be entitled to require the Company to redeem the Preferred Stock at the then applicable redemption price, and any such redemption of Series B Preferred Stock shall be prior and superior to the redemption of any and all other equity securities of the Company duly tendered for redemption.

If, at any time while the Series B Preferred Stock is outstanding, the Company completes any single public offering or private placement of its equity, equity-linked or debt securities (each, a “Future Transaction”), the holders of the Series B Preferred Stock may, in their sole discretion, elect to apply all, or any portion, of the then outstanding Preferred Stock and any accrued but unpaid dividends, as purchase consideration for such Future Transaction. The conversion price applicable to such conversion shall equal seventy percent (70%) of the cash purchase price paid per share, unit or other security denomination for the securities of the Company issued to other investors in the Future Transaction.

Common Stock

During the nine months ended September 30, 2021, the Company:

●	issued 100,0000 shares of Common Stock to a member of the Company’s Board of Directors, in a negotiated transaction for $0.50 per share, or aggregate cash consideration of $50,000;
●	issued 295,000 shares of Common Stock for the exercise of 321,875 stock options for cash consideration of $92,878;
●	issued 1,273,050 shares of Common Stock for the cashless exercise of 1,348,525 stock options;
●	issued 600 shares of Common Stock to an investor in connection with a prior note payable agreement;
●	issued 1,000,000 shares of Common Stock in connection with the conversion of a convertible note payable for $500,000;
●	issued an aggregate of 256,250 shares of Common Stock in connection with legal settlements. The shares were valued at $1,145,768 which was based on the market price of the Common Stock on the grant date; and
●	issued 825,000 shares to Acuitas Group Holdings, LLC, (“Acuitas”) which is now the Company’s largest shareholder, in connection with a settlement agreement between Acuitas and X, LLC, a company owned by the Company’s former chief executive officer. The board of directors deemed it was in the best interest of the Company to issue the shares to Acuitas. The value of the shares was $3,240,600 which is based on the market price of the Company’s Common Stock at the grant date. The $3,240,600 was expensed as financing costs as the dispute underlying the settlement agreement related to an anti-dilution of a prior investment in the Company by Acuitas.

Stock Options

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Granted	290,000	0.84
Forfeited	(401,475)	0.22
Exercised	(1,670,400)	0.230
Outstanding, September 30, 2021	758,125	$0.42	3.93	$514,928
Exercisable, September 30, 2021	413,875	$0.56	3.99	$262,473

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)

The exercise price for options outstanding and exercisable at September 30, 2021:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
20,000	$0.210	20,000	$0.210
528,125	0.215	252,625	0.215
15,000	0.220	2,500	0.220
155,000	0.530	98,750	0.530
20,000	2.120	20,000	2.120
20,000	3.800	20,000	3.800
758,125		413,875

Warrants

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Granted	1,106,250	2.64
Forfeited	-
Exercised	-
Outstanding, September 30, 2021	2,737,500	$3.50	2.89	$-
Exercisable, September 30, 2021	2,737,500	$3.50	2.89	$-

The exercise price for warrants outstanding at September 30, 2021:

Outstanding and Exercisable
Number of	Exercise
Warrants	Price
450,000	$2.10
656,250	3.00
1,500,000	4.00
131,250	5.00
2,737,500

In connection with a convertible note discussed in Note 6, the Company has issued an aggregate of 468,750 warrants. The fair value of the warrants was determined to be $961,106, using a Black-Scholes model, and has been recorded as financing costs in the accompanying statements of operations for the nine months ended September 30, 2021. The Company used the following assumptions in determining the fair value:

Risk-free interest rate	0.76 – 0.87%
Expected life of the options	5 years
Expected volatility	180%-190%
Expected dividend yield	0%

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)

Note 7 – Stockholders’ Equity

The Company authorized 100,000,000 shares of capital stock with consists of 90,000,000 shares of common stock, $0.000001 par value per share and 10,000,000 shares of preferred stock, $0.000001 par value per share.

Common Stock

During the year ended December 31, 2020, the Company sold an aggregate of 2,553,571 shares of common stock to three investors for cash proceeds of $275,000, of which 125,000 shares and $25,000 was to a member of the Company’s board of directors.

During the years ended December 31, 2019, the Company:

●	issued 84,300 shares of common stock to vendors in satisfaction of $421,500 of accounts payable and accrued expenses. The 84,300 shares were valued at $674,000; therefore the Company took a charge to earnings of $252,900 related to the settlement of debt during the years ended December 31, 2019;

●	issued 2,625,000 shares of common shares in connection with its initial public offering at $4.00 per share. Total gross proceeds from the offering were $10,500,000, before deducting underwriting discounts and commissions and other offering expenses.

Stock Options

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	300,000	$8.00	2.00	$-
Granted	-	$
Forfeited	-
Exercised	-
Outstanding, December 31, 2019	300,000	$8.00	1.00	$-
Granted	4,040,000	1.62
Forfeited	(1,800,000)	4.67
Exercised	-
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Exercisable, December 31, 2020	1,162,875	$0.22	4.52	$491,821

The exercise price for options outstanding and exercisable at December 31, 2020:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
2,505,000	$0.215	1,147,875	$0.215
35,000	0.220	15,000	0.220
2,540,000		1,162,875

For options granted during the year ended December 31, 2020 where the exercise price equaled the stock price at the date of the grant, the weighted-average fair value of such options was $0.211 and the weighted-average exercise price of such options was $0.215. For options granted during the year ended December 31, 2020 where the exercise price was greater than the stock price at the date of the grant, the weighted-average fair value of such options was $1.11 and the weighted-average exercise price of such options was $4.00. No options were granted during the year ended December 31, 2020 where the exercise price was less than the stock price at the date of grant.

The fair value of the stock options is being amortized to stock option expense over the vesting period. The Company recorded stock option expense of $739,973 and $0 during the years ended December 31, 2020 and 2019, respectively. At December 31, 2020, the unamortized stock option expense was $253,830.

The assumptions used during the year ended December 31, 2020 in calculating the fair value of options granted using the Black-Scholes option-pricing model for options granted are as follows:

Risk-free interest rate	0.28% - 1.59%
Expected life of the options	5.0 years
Expected volatility	195%-212%
Expected dividend yield	0%

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000
Granted	131,250	5.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2019	1,631,250	$4.08	3.38	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Exercisable, December 31, 2020	1,631,250	$4.08	2.38	$-

The exercise price for warrants outstanding at December 31, 2020:

Outstanding and Exerciseable
Number of	Exercise
Warrants	Price
1,500,000	$4.00
131,250	5.00
1,631,250

In connection with the Company’s initial public offering, the Company issued the underwriters a total of 131,250 warrants to purchase shares of the Company’s common stock for $5.00 per share. The warrants expire in November 2024.